Financing Agreements - Senior Notes (Details) - Senior Notes $ in Millions	Apr. 11, 2012 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 100.0
Stated interest rate	8.00%
Effective interest rate	8.31%